Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000028083 [Member] | Other individually less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
C000028083 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000028083 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000028083 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000028083 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000028083 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000028083 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
C000028083 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000028083 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000028083 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%	[1]
C000028083 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000028083 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.60%	[1]
C000028083 [Member] | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000028085 [Member] | Other individually less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000028085 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
C000028085 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[2]
C000028085 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000028085 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
C000028085 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%	[2]
C000028085 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.40%	[2]
C000028085 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
C000028085 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000028085 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%	[2]
C000028085 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000028085 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.60%	[2]
C000028085 [Member] | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000160062 [Member] | Other individually less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000160062 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000160062 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000160062 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000160062 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000160062 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
C000160062 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.40%	[3]
C000160062 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%	[3]
C000160062 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000160062 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000160062 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000160062 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.60%	[3]
C000160062 [Member] | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000152884 [Member] | Other individually less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[4]
C000152884 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000152884 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000152884 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000152884 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000152884 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%	[4]
C000152884 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.40%	[4]
C000152884 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
C000152884 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000152884 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000152884 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000152884 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.60%	[4]
C000152884 [Member] | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000073573 [Member] | Other individually less than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[5]
C000073573 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000073573 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000073573 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000073573 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000073573 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.60%	[5]
C000073573 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000073573 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000073573 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.10%	[5]
C000073573 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000073573 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000073573 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.60%	[5]
C000073573 [Member] | Canada [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000035147 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[6],[7]
C000035147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	5.20%	[6],[7]
C000035147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	12.20%	[6],[7]
C000035147 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.90%	[6],[7]
C000035147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.20%	[6],[7]
C000035147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.50%	[6],[7]
C000035147 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.30%	[6],[7]
C000035147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	15.40%	[6],[7]
C000035147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[6],[7]
C000035147 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.10%	[6],[7]
C000035147 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[6],[7]
C000035148 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[8],[9]
C000035148 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	5.20%	[8],[9]
C000035148 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	12.20%	[8],[9]
C000035148 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.90%	[8],[9]
C000035148 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.20%	[8],[9]
C000035148 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.50%	[8],[9]
C000035148 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.30%	[8],[9]
C000035148 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	15.40%	[8],[9]
C000035148 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[8],[9]
C000035148 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.10%	[8],[9]
C000035148 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[8],[9]
C000035149 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%	[10],[11]
C000035149 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	5.20%	[10],[11]
C000035149 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	12.20%	[10],[11]
C000035149 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.90%	[10],[11]
C000035149 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.20%	[10],[11]
C000035149 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.50%	[10],[11]
C000035149 [Member] | INDIANA
Holdings [Line Items]
Percent of Total Investments	10.30%	[10],[11]
C000035149 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	15.40%	[10],[11]
C000035149 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[10],[11]
C000035149 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.10%	[10],[11]
C000035149 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[10],[11]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.